Note 30 - Commitments and guarantees given (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Guarantees given
Loan commitments, financial guarantees and other commitments
Loan commitments, financial guarantees and other commitments (Millions of Euros)
	Notes	June 2019	December 2018
Loan commitments given		122.938	118.959
Of which: defaulted		211	247
Central banks		3	-
General governments		1.688	2.318
Credit institutions		9.966	9.635
Other financial corporations		5.716	5.664
Non-financial corporations		60.845	58.405
Households		44.720	42.936
Financial guarantees given (*)		15.526	16.454
Of which: defaulted		318	332
Central banks		-	2
General governments		151	159
Credit institutions		1.417	1.274
Other financial corporations		582	730
Non-financial corporations		13.069	13.970
Households		307	319
Other commitments given		36.158	35.098
Of which: defaulted		389	408
Central banks		5	1
General governments		605	248
Credit institutions		7.339	5.875
Other financial corporations		3.479	2.990
Non-financial corporations		24.477	25.723
Households		252	261
Total Loan commitments and financial guarantees	6.2.1	174.621	170.511

(*) Non performing financial guarantees given amounted to €707 and €740 million, respectively, as of June 30, 2019 and December 31, 2018, respectively.